INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Components of net deferred tax assets
Pension, postretirement and post employment benefits	$ 2,864	$ 3,520
Marketing and sales incentive programs	81,326	68,770
Allowance for credit losses	33,512	33,784
Other accrued liabilities	9,868	19,814
Tax loss and tax credit carry forwards	11,644	9,114
Total deferred tax assets	139,214	135,002
Deferred tax liabilities:
Equipment on operating lease	311,717	219,896
Deferred tax liability, net	$ (172,503)	$ (84,894)